Consolidated Financial Position (Parentheticals) - shares		Mar. 31, 2026	Mar. 31, 2025
Class A Ordinary Shares
Ordinary shares, shares issued (in Shares)	[1]	16,349,986	11,000,000
Ordinary shares, shares outstanding (in Shares)	[1]	16,349,986	11,000,000
Class B Ordinary Shares
Ordinary shares, shares issued (in Shares)	[1]	7,150,000
Ordinary shares, shares outstanding (in Shares)	[1]	7,150,000

[1]	The Company effected a 1:10 forward stock split on October 24, 2024, as a result, the shares issued and outstanding and per share number presented here are adjusted retrospectively.